Right of use assets (Details Narrative)	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Loss	$ (9,077,495)		$ (5,451,112)	$ (6,733,076)
Aircraft
Interest Rate	12.00%	12.00%
Aircraft | On March 22, 2024
Monthly payments		$ 40,189
Interest Rate	12.00%	12.00%
Loss	$ 31,686
Building [Member] | On May 1, 2024
Monthly payments		$ 19,771
Loss on disposal of leasehold improvements	$ 102,555
Interest Rate	10.00%	10.00%
Loss	$ 1,214